Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 31 December 2019	2,818	179,063	8,920	909	10,371	5,339	207,422
Additions and transfers	68	6,849	110	27	2,417	968	10,438
Disposals at cost	(28)	(243)	(7)	(0)	(5)	(13)	(295)
Assets reclassified to held for sale	(66)	(9,095)	0	(15)	(159)	0	(9,335)
Foreign currency translation effects	13	3,781	214	7	429	75	4,520

Cost at 31 December 2020	2,806	180,355	9,238	929	13,053	6,370	212,751

Accumulated depreciation and impairment losses at 31 December 2019	(2,395)	(125,327)	(7,051)	(475)	(892)	(1,329)	(137,469)
Depreciation	(102)	(8,240)	(248)	(23)	0	(874)	(9,488)
Impairment losses	(201)	(4,667)	(516)	(36)	(445)	(25)	(5,889)
Reversal of impairment losses	0	218	0	0	0	0	218
Transfers	18	(68)	(1)	(0)	41	0	(10)
Accumulated depreciation and impairment on disposed assets	27	231	7	0	1	11	278
Accumulated depreciation and impairment assets classified as held for sale	65	8,373	0	12	75	0	8,525
Foreign currency translation effects	(9)	(2,947)	(196)	(3)	(56)	(35)	(3,244)

Accumulated depreciation and impairment losses at 31 December 2020	(2,596)	(132,427)	(8,005)	(524)	(1,275)	(2,251)	(147,079)

Carrying amount at 31 December 2020	209	47,928	1,232	405	11,778	4,119	65,672

Estimated useful lives (years)	3 - 20	UoP1)	15 - 20	20 - 332)		1 - 193)

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 31 December 2018	3,596	166,766	8,660	932	14,961	0	194,916
Implementation of IFRS 16 Leases	(813)	(184)	0	0	0	4,989	3,992
Cost at 1 January 2019	2,783	166,582	8,660	932	14,961	4,989	198,908
Additions through business combinations	1	1,706	5	0	381	0	2,093
Additions and transfers	44	16,023	300	(16)	(4,448)	426	12,330
Disposals at cost	(7)	(4,911)	(0)	(7)	(59)	(35)	(5,020)
Effect of changes in foreign exchange	(2)	(337)	(44)	(0)	(464)	(41)	(888)

Cost at 31 December 2019	2,818	179,063	8,920	909	10,371	5,339	207,422

Accumulated depreciation and impairment losses at 31 December 2018	(2,802)	(119,589)	(6,613)	(465)	(185)	0	(129,654)
Implementation of IFRS 16 Leases	511	106	0	0	0	(617)	0
Accumulated depreciation and impairment losses at 1 January 2019	(2,291)	(119,483)	(6,613)	(465)	(185)	(617)	(129,654)
Depreciation	(120)	(8,555)	(298)	(25)	0	(752)	(9,750)
Impairment losses	(6)	(2,430)	(178)	(3)	(707)	(26)	(3,350)
Reversal of impairment losses	0	120	0	0	0	0	120
Transfers	13	(134)	(0)	13	26	42	(40)
Accumulated depreciation and impairment on disposed assets	7	4,540	0	5	0	24	4,576
Effect of changes in foreign exchange	1	616	38	(0)	(26)	(1)	628

Accumulated depreciation and impairment losses at 31 December 2019	(2,395)	(125,327)	(7,051)	(475)	(892)	(1,329)	(137,469)

Carrying amount at 31 December 2019	423	53,736	1,870	434	9,479	4,011	69,953

Estimated useful lives (years)	3 - 20	UoP1)	15 - 20	20 - 332)		1 - 193)

1)Depreciation according to unit of production method (UoP), see note 2 Significant accounting policies.

2)Land is not depreciated.

3)Depreciation linearly over contract period.

4)See note 22 Leases.

Impairments [text block]
Full year	Property, plant and equipment			Intangible assets3)			Total
(in USD million)	2020	2019	2018	2020	2019	2018	2020	2019	2018

Producing and development assets1)	5,671	3,230	(604)	680	608	237	6,351	3,838	(367)
Goodwill1)				42	164	0	42	164	0
Other intangible assets1)				8	41	0	8	41	0
Acquisition costs related to oil and gas prospects2)				657	49	52	657	49	52

Total net impairment loss/(reversal) recognised	5,671	3,230	(604)	1,386	863	289	7,057	4,093	(315)

1)Producing and development assets, refining and manufacturing plants, goodwill and other intangible assets are subject to impairment assessment under IAS 36. The total net impairment losses recognised under IAS 36 in 2020 amount to USD 6,401 million, compared to 2019 when the net impairment amounted to USD 4,043 million, including impairment of acquisition costs - oil and gas prospects (intangible assets).

2)Acquisition costs related to exploration activities, subject to impairment assessment under the successful efforts method (IFRS 6).

3)See note 11 Intangible assets.

Impairment of the carrying amount of impaired asset [text block]
		At 31 December 2020		At 31 December 2019
(in USD million)	Valuation method	Carrying amount after impairment	Net impairment loss/ (reversal)	Carrying amount after impairment	Net impairment loss/ (reversal)

Exploration & Production Norway	VIU	7,042	1,219	4,406	1,119
Exploration & Production USA - onshore1)	VIU	4,676	(19)	7,509	1,631
	FVLCOD	1,122	2,331	0	610
Exploration & Production USA - offshore Gulf of Mexico2)	VIU	2,808	305	1,079	292
North America - offshore other areas3)	VIU	53	146	0	0
Europe and Asia	VIU	3,687	1,280	645	(18)
Marketing, Midstream & Processing	VIU	1,297	824	65	178
	FVLCOD	668	228	0	0
Right of use assets/Other	VIU	265	36	0	26

Total		21,619	6,351	13,704	3,838

1) Formerly named as North America - unconventional
2) Formerly named as North America - conventional offshore US Gulf of Mexico
3) Formerly named as North America - conventional other areas